Revenue - Schedule of Deduction on Revenue (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Taxes on revenues	R$ 9,636	R$ 8,740	R$ 8,488
Charges to the consumer	4,305	4,344	4,198
Deductions from revenue	13,941	13,084	12,686
ICMS - State VAT [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	5,743	5,043	4,892
Cofins [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	3,193	3,032	2,948
Pis and pasep tax [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	693	658	643
Other Taxes [member]
IfrsStatementLineItems [Line Items]
Taxes on revenues	7	7	5
Global Reversion Reserve (RGR) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	8	12	14
Energy Efficiency Program (PEE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	83	74	69
Energy Development Account (CDE) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	3,873	3,949	4,057
Research and Development [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	41	37	35
National Scientific and Technological Development Fund (FNDCT) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	59	53	49
Energy System Expansion Research (EPE of MME) [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	30	27	25
Customer charges - Proinfa alternative sources program [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	58	63	77
Energy services inspection fee [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	41	37	33
Royalties for use of water resources [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	68	53	54
Customer charges - the 'Flag Tariff' system [member]
IfrsStatementLineItems [Line Items]
Charges to the consumer			(252)
Cde On R And D [Member]
IfrsStatementLineItems [Line Items]
Charges to the consumer	18	16	15
CDE On PEE Member
IfrsStatementLineItems [Line Items]
Charges to the consumer	R$ 26	R$ 23	R$ 22